SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Schedule of results of operations for each segment

	Three Months Ended June 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$351,828	$117,794	$—	$469,622
Network fees and other costs	174,889	34,355	—	209,244
Sales and marketing	63,649	6,883	—	70,532
Segment profit	$113,290	$76,556	$—	$189,846

	Three Months Ended June 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$291,735	$110,829	$—	$402,564
Network fees and other costs	151,573	34,121	—	185,694
Sales and marketing	52,628	6,601	341	59,570
Segment profit	$87,534	$70,107	$(341)	$157,300

	Six Months Ended June 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$674,806	$227,605	$—	$902,411
Network fees and other costs	340,415	69,037	—	409,452
Sales and marketing	130,348	12,941	—	143,289
Segment profit	$204,043	$145,627	$—	$349,670

	Six Months Ended June 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$554,421	$219,589	$—	$774,010
Network fees and other costs	298,484	69,426	—	367,910
Sales and marketing	101,515	13,311	963	115,789
Segment profit	$154,422	$136,852	$(963)	$290,311

Successor
	Year Ended December 31, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,185,253	$437,168	$—	$1,622,421
Network fees and other costs	620,852	135,883	—	756,735
Sales and marketing	211,062	24,046	1,809	236,917

Segment profit	$353,339	$277,239	$(1,809)	$628,769

	Year Ended December 31, 2010
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$756,930	$405,202	$—	$1,162,132
Network fees and other costs	476,932	119,063	—	595,995
Sales and marketing	73,441	22,964	2,013	98,418

Segment profit	$206,557	$263,175	$(2,013)	$467,719

	Six Months Ended December 31, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$320,355	$185,647	$—	$506,002
Network fees and other costs	207,008	47,917	—	254,925
Sales and marketing	24,410	8,076	—	32,486

Segment profit	$88,937	$129,654	$—	$218,591

Predecessor
	Six Months Ended June 30, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$264,224	$180,500	$—	$444,724
Network fees and other costs	171,570	50,110	—	221,680
Sales and marketing	26,497	11,064	—	37,561

Segment profit	$66,157	$119,326	$—	$185,483

Schedule of reconciliation of total segment profit to the company's income before applicable income taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Total segment profit	$189,846	$157,300	$349,670	$290,311
Less: Other operating costs	(40,417)	(34,980)	(79,426)	(72,720)
Less: General and administrative	(29,190)	(28,224)	(57,787)	(49,607)
Less: Depreciation and amortization	(39,667)	(39,001)	(78,562)	(75,701)
Less: Interest expense—net	(10,169)	(28,952)	(34,619)	(59,573)
Less: Non-operating expenses	(836)	(13,799)	(92,672)	(13,799)
Income before applicable income taxes	$69,567	$12,344	$6,604	$18,911

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Total segment profit	$628,769	$467,719	$218,591	$185,483
Less: Other operating costs	(143,420)	(124,383)	(48,275)	—
Less: General and administrative	(86,870)	(58,091)	(38,058)	(8,468)
Less: Depreciation and amortization	(155,326)	(110,964)	(49,885)	(2,356)
Less: Allocated expenses	—	—	—	(52,980)
Less: Interest expense—net	(111,535)	(116,020)	(58,877)	(9,780)
Less: Non-operating expenses	(14,499)	(4,300)	(9,100)	(127)

Income before applicable income taxes	$117,119	$53,961	$14,396	$111,772